Share Based Payments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Share Based Payments
17. SHARE BASED PAYMENTS
On October 26, 2020, the Arrival Luxembourg S.à r.l. entered into the Arrival Share Option Plan 2020 Option Deed (“SOP”). By this Option Deed, each of the SOP participants were granted options under the Arrival Option Plan over an aggregate of
26,899,662
shares with an exercise price of EUR
3.40909
.
As of March 23, 2021 the SOP scheme has been modified in order to reflect the changes in the Group structure. Participants of the SOP scheme will now receive shares of Arrival when exercising their options and not shares of Arrival Luxembourg S.à r.l.. All other terms and conditions of the SOP program remained the same.
An analysis of the impact of this change has been made and it have been concluded that there is no impact as the value of the scheme prior to the change and immediately after the change is the same.
The total charge for the period amounted to EUR
7,562,392
. An amount of EUR
3,023,223
is represented in the statement of profit or (loss) and other comprehensive income/(loss) and an amount of EUR
4,539,169
was capitalised as this cost relates to employees which worked on development projects in accordance with lAS 38.
During the period,
50,000
new Restricted Share Units (“RSU”) have been issued to some
Non-Executive
Directors. The RSU has a vesting schedule of
25
% every
6
months as from March 24, 2021. The grant date of the scheme is July 22, 2021, date at which all terms and conditions have been formally communicated and agreements have been signed by the Directors and the Company. The total fair value of the scheme as of the grant date amounted to EUR
597,985
. During the period an amount of EUR
291,053
has been charged to the statement of profit or (loss} and other comprehensive income/(loss) in regards to this Scheme.
In addition, in August 2021, the Company has decided to change the currency of the strike price of the SOP scheme from EUR to USD. As per IFRS 2 rules, the impact of the modification has resulted in a change on the Fair Value of the Scheme of EUR
143,841
. In Q3 2021, an amount of EUR
10,342
has been recognised to the statement of profit or (loss) and other comprehensive income/(loss).
The assumptions used for the estimation of the charge for the period has been amended as described in note 3. The change of the estimates resulted in a decrease of the charge in the unaudited condensed consolidated statement of profit or (loss) and other comprehensive income/(loss) for the period. The change in estimates resulted in EUR
722,525
increase in the SOP expense during the current period.

21. SHARE BASED PAYMENTS
On October 2, 2020, Management formally communicated the terms and conditions of the SOP and RSP share schemes to all employees and non-employees
that were eligible to participate. The Wider Group Employees provided their acceptance to participate in the scheme by accepting the offer provided and were necessary signed the relevant documentation.
On October 26, 2020, the Company entered into the Arrival Share Option Plan 2020 Option Deed. By this Option Deed, each of the SOP participants were granted options under the Arrival Option Plan over an aggregate of 26,899,662 shares with an exercise price of EUR 3.40909.
As indicated in Note 13, on October 8, 2020, the Company adopted the RSP under which certain of the Wider Group Employees have been granted ordinary shares subject to the terms of the RSP and the restricted share agreement. These shares were acquir
e
d by the eligible employees and they are held in a nominee account until the vesting and non-vesting
conditions are met.
The RSP and SOP have the same vesting and
non-vesting
conditions and both schemes are designed to provide long-term incentives which will benefit the Group and the employees.
As per the share plan, participants are granted options which have the following vesting conditions: a) 50% of share options gr
a
nted vest on the first anniversary of the participant’s start date, b) 25% of the share options vest subject to a production rate milestone and c) 25% of the share options vest subject to a contribution milestone. All the above conditions are subject to an exit event, which is the asset or share sale of the Group or an initial public offering (“IPO”).

In addition, the employee participating in the share option scheme must be an employee of the Group at the time a vesting condition has been met. The latter condition, it is not applicable for non-employee
participants.
During the year, there was no other movement in the RSP and SOP other than the issuance of shares mentioned above for the RSP.
For 2020 an amount of EUR 24,747,000 has been recognised based on the vesting conditions mentioned above and the estimation made by management as to when these options will be vested. The total charge for the year amounted to EUR 24,747,000. An amount of EUR 9,326,000 is presented in the consolidated statement of profit or loss and other comprehensive (loss)/income and an amount of EUR 15,421,000 was capitalised (see note 23). The service condition (one year of employment) has been met by most of the participants and as such the expense relating to this condition was recognised in the consolidated statement of profit or loss and other comprehensive (loss)/income. The cost of the performance conditions has been spread over the current period and the expected date that it is envisioned that these milestones will be met. Estimation by management is that these milestones will be reached in 2022. The production rate milestone will be met when in a calendar month, a microfactory that has been fully operational and has achieved the set target of production. Similarly, the contribution milestone will be met when the target sales for the relevant vehicles produced by a microfactory on a calendar month are achieved.
The awards granted under the SOP carry no dividend or voting rights.

2020	RSP	SOP
Weighted average fair value at grant date	2.62	1.93
Share price of Preferred A shares based on transactions occurred at the same time of the issues of the scheme	3.41	3.41
Exercise price	—	3.41
Contractual life of the options	—	10 years

In thousands	SOP
2020
Outstanding at the beginning of the year	—
Granted during the year	26,890
Exercised during the year	—
Expired during the year	—
Forfeited during the year	—

Outstanding at the end of the year	26,890

Exercisable at the end of the year	—
Fair value of the options granted
The assessed fair value at the grant date of awards granted during 2020 was EUR 51,804,000. The fair value at grant date is independently determined using Black Scholes Option Pricing Methodology (“BSOPM”). The
BSOPM was used to apportion the total equity value between the different classes of securities within the Company’s capital structure. This apportionment captures the current value of each security class with reference to its expected value at a future exit date under different scenarios. The total equity value at the at grant date was estimated by back solving the BSOPM for the price paid by the preference A shareholders which have subscribed to the share capital of the Company few days before to the share capital of the Company (see note 13). By determining the total equity value, the expected exercise dates of the various tranches of the SOP and RSP have been incorporated into the BSOPM to derive the estimated value of the options issued.
The model inputs for options granted as of December 31, 2020 included:

Input	IPO	Delayed exit	Justification
Valuation date	October 2, 2020	October 2, 2020	This is the date that the option scheme was communicated to the employees and the date that management has made an estimation of the valuation of the scheme. Given the short time elapsed between the valuation date and the date that the actual agreements were signed management does not consider there to be any material change in value across the valuation date and the date the agreements have been signed (grant date).

Risk free rate	0%	0%	Risk free rates are taken from yields on UK government bonds for corresponding periods to the exit dates for each valuation event. Rates are linearly interpolated from yields for bonds with the closest available maturities. Where negative, rates have been capped at 0%.

Dividend yield	Nil	Nil	No dividend is anticipated to be paid prior to an exit event. SOPs are not entitled to dividends but RSPs are.

Expected volatility	146%	102%	Based on the average observed volatility in the equity value of listed comparable companies over a historic period commensurate with the expected exit date

Expected exit event	January 31, 2021	January 1, 2022	Estimation as to when the exit event will occur

Scenario weighting	75%	25%	This is the expected likelihood of the different exit routes as at the grant dates. We have assumed a one-year delay if the exit does not occur in early 2021.